Cover	Sep. 09, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 09, 2026
Entity File Number	001-37654
Entity Registrant Name	Fortive Corporation
Entity Central Index Key	0001659166
Entity Tax Identification Number	47-5654583
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6920 Seaway Blvd
Entity Address, City or Town	Everett
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98203
City Area Code	425
Local Phone Number	446-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $.01 per share
Trading Symbol	FTV
Security Exchange Name	NYSE
3.700% Notes dues 2029 [Member]
Document Information [Line Items]
Title of 12(b) Security	3.700% Notes due 2029
Trading Symbol	FTV29
Security Exchange Name	NYSE